UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 156.6% (100.0% of Total Investments)

	Alaska – 1.5% (0.9% of Total Investments)
$ 3,945	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34	9/15 at 100.00	AA– (4)	$ 3,960,898
	(Pre-refunded 9/01/15) – NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
8,500	5.000%, 6/01/32	12/15 at 100.00	B	7,302,605
3,545	5.000%, 6/01/46	12/15 at 100.00	B	2,721,957
15,990	Total Alaska			13,985,460
	Arizona – 0.9% (0.6% of Total Investments)
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,476,932
	2010A, 5.000%, 7/01/40
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	11/15 at 100.00	N/R	4,271,569
	5/01/28 – ACA Insured
	California – 19.7% (12.6% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,802,925
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,635,006
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	14,222,057
	Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,585,750
	2013S-4, 5.000%, 4/01/38
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H,	5/18 at 100.00	AA	3,617,835
	5.000%, 5/01/22 – AGM Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,097,350
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,141,750
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,542,310
	2010A, 5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,892,289
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,466,426
	2013I, 5.000%, 11/01/38
6,435	California State, General Obligation Bonds, Refunding Series 2002, 6.000%, 4/01/16 –	No Opt. Call	AA–	6,686,158
	AMBAC Insured
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (Pre-refunded 3/01/16)	3/16 at 100.00	A+ (4)	5,140,400
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	17,035,678
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	11,159,698
3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	4,257,159
	Obligated Group, Series 2010, 5.250%, 11/01/30
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	3,284,220
	Healthcare West, Series 2008C, 5.625%, 7/01/35
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	5,470,500
	2006C, 5.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AA	3,925,166
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	677,622
	Refunding Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,345	4.500%, 6/01/27	6/17 at 100.00	B+	2,241,281
7,750	5.000%, 6/01/33	6/17 at 100.00	B	6,499,305
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,172,895
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	8,192,900
	Bonds, Series 2007A-2, 5.300%, 6/01/37
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,226,125
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	AA+ (4)	5,441,200
	5.000%, 8/01/32 (Pre-refunded 8/01/17) – FGIC Insured
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,801,611
	5.375%, 7/01/34
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,594,646
	2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,324,359
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,338,411
	2009B, 6.500%, 11/01/39
920	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	12/15 at 100.00	N/R (4)	1,049,472
	5.125%, 12/01/23 – AMBAC Insured (ETM)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,094,000
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,615	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,322,196
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
7,275	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	7,760,970
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	Aaa	2,445,179
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (ETM)
920	Palmdale, California, Certificates of Participation, Park Improvement & Avenue Construction,	9/15 at 100.00	A3	921,196
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	AA–	6,310,984
	5.000%, 8/01/32 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	AA	4,224,197
	AGC Insured
1,610	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/17 at 100.00	A3	1,645,162
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,931,331
	Tender Option Bond Trust 2015-XF0098, 20.122%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,477,581
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,868,158
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	2,820,601
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
5,000	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,018,950
	Series 2015, 0.000%, 8/01/46
2,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/15 at 100.00	B+	2,222,370
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	AA+	1,929,552
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
206,600	Total California			188,514,931
	Colorado – 9.9% (6.3% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA (4)	5,335,054
	5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	6,457,442
	Series 2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	2,468,846
	Series 2011A, 5.000%, 2/01/41
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	15,180,058
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	2,102,760
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,560,529
	5.000%, 11/15/43
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	12,038,292
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	8,364,743
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	15,912,504
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	5,781,324
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	7,839,745
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,834,000
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,239,525
133,345	Total Colorado			95,114,822
	Connecticut – 0.8% (0.5% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	7,896,016
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 0.6% (0.4% of Total Investments)
815	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/15 at 100.00	A1	814,927
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,166,700
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
5,815	Total District of Columbia			5,981,627
	Florida – 8.6% (5.5% of Total Investments)
2,590	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	2,631,570
	7/01/37 (Alternative Minimum Tax)
2,865	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	3,152,159
	Subordinate Lien Series 2015B, 5.000%, 10/01/44 (WI/DD, Settling 8/13/15)
7,705	Jacksonville, Florida, Special Revenue Bonds, Series 2010B-1, 5.000%, 10/01/15 (ETM)	No Opt. Call	AA– (4)	7,767,642
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,677,200
	5.000%, 11/15/45
4,500	Leon County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/15 – AMBAC	No Opt. Call	AA (4)	4,535,190
	Insured (ETM)
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A (4)	3,804,785
	5.000%, 10/01/37 (Pre-refunded 10/01/15) – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	5,682,100
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,828,600
	5.000%, 10/01/27
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	2,435,160
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	No Opt. Call	AA	6,182,328
3,000	5.000%, 7/01/42	7/22 at 100.00	AA	3,309,120
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/19 at 100.00	A	1,841,040
	Inc., Series 2009, 5.125%, 10/01/26
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,416,542
	10/01/29 – FGIC Insured
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
1,795	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,915,193
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	5,000,894
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36	10/16 at 100.00	AA+ (4)	6,320,880
	(Pre-refunded 10/01/16) – BHAC Insured
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA–	6,651,235
	4.000%, 5/01/33
6,000	Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, Miami Dade County	No Opt. Call	AA–	6,024,360
	Program, Series 2011A, 5.000%, 9/01/15
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,691,776
	5.000%, 11/15/33
77,515	Total Florida			81,867,774
	Georgia – 1.9% (1.2% of Total Investments)
3,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/33	5/25 at 100.00	AA–	3,915,100
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	6,025,600
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	2,188,520
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/16 at 100.00	N/R	3,014,790
	5.000%, 2/01/30 – SYNCORA GTY Insured
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	2,805,800
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
15,900	Total Georgia			17,949,810
	Illinois – 26.5% (16.9% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	BB+	1,240,680
	2011A, 5.000%, 12/01/41
10,200	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,535,564
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	7,966,500
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
1,890	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,920,146
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	25,460,947
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	24,500,867
3,350	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	1/16 at 100.00	AA	3,362,864
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,727,410
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,599,840
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,143,211
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,712,835
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,130,460
	8/15/47 – AGC Insured (UB)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,304,500
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,424,120
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,020,875
	6.000%, 7/01/43
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	528,200
	Refunding Series 2015C, 5.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,787,025
	2011C, 5.500%, 8/15/41 (UB) (5)
5,245	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	5,847,074
	2015-XF0248, 9.426%, 7/01/46 (Pre-refunded 7/01/17) (IF) (5)
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical
	Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,472,750
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,237,322
4,945	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,067,537
	Refunding Series 2007A, 5.250%, 5/01/34
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,671,559
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,458,388
	5.000%, 1/01/38
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	10,856,720
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	13,967,795
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,843,708
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	14,326,089
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	19,036,014
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,685,959
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	5,850,822
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA– (4)	6,225,790
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,836,461
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	21,940,900
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A1	3,780,179
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
290,500	Total Illinois			253,471,111
	Indiana – 5.0% (3.2% of Total Investments)
5,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+ (4)	5,324,650
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (4)	3,147,390
	Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,706,472
	2012A, 5.000%, 5/01/42
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA–	3,752,546
	Refunding 2015A, 5.000%, 12/01/40
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,196,463
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated	No Opt. Call	A	9,214,941
	Group, Series 2012, 5.000%, 3/01/41
805	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	881,620
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	AA–	768,323
	Group, Series 2006B, 5.000%, 2/15/23
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	435,870
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	1/16 at 100.00	AA– (4)	4,338,533
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
1,455	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,524,171
	Indiana, Series 2007, 5.500%, 3/01/37
1,545	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,664,011
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A,	No Opt. Call	A+	3,294,000
	5.000%, 1/01/31
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,878,898
	AMBAC Insured
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	1,043,938
	2005Z, 0.000%, 1/15/28 – AGM Insured
49,080	Total Indiana			48,171,826
	Iowa – 2.6% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,534,650
	5.500%, 7/01/21
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,175,620
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,420,311
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,200	5.375%, 6/01/38	12/15 at 100.00	B+	4,497,324
4,465	5.500%, 6/01/42	12/15 at 100.00	B+	3,908,750
5,400	5.625%, 6/01/46	12/15 at 100.00	B+	4,741,416
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,249,665
	5.600%, 6/01/34
26,285	Total Iowa			24,527,736
	Kansas – 0.1% (0.1% of Total Investments)
1,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,094,715
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.5% (0.3% of Total Investments)
4,330	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B,	1/20 at 100.00	AA	4,896,018
	5.000%, 1/01/23 – AGM Insured
	Louisiana – 0.0% (0.0% of Total Investments)
165	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/15 at 100.00	Aaa	165,299
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,192,464
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.9% (0.6% of Total Investments)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,803,135
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB (4)	2,845,520
	Hospital, Series 2008, 6.000%, 1/01/28 (Pre-refunded 1/01/18)
2,000	Maryland Transportation Authority, Project Revenue Bonds, Series 2007, 5.000%, 3/01/16	No Opt. Call	AAA	2,056,140
8,050	Total Maryland			8,704,795
	Massachusetts – 3.3% (2.1% of Total Investments)
3,355	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	3,724,419
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	1,400,888
	Obligated Group, Series 2013, 5.250%, 11/15/41
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	6,919,563
	Lien Series 2010B, 5.000%, 1/01/37
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA	8,791,023
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	530,310
	Series 2008E-1 &2, 5.125%, 7/01/38
4,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	5,021,415
	System, Series 2010J, 5.000%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,085,084
	2013A, 5.000%, 5/15/43
29,145	Total Massachusetts			31,472,702
	Michigan – 4.2% (2.7% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,132,069
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	1,336,525
	4.500%, 11/01/23
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,565	5.000%, 7/01/30 – NPFG Insured	1/16 at 100.00	AA–	5,641,686
5,000	5.000%, 7/01/35 – NPFG Insured	1/16 at 100.00	AA–	5,068,900
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	3,364,259
	7/01/33 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%,	No Opt. Call	AA–	2,079,420
	7/01/16 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,149,780
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	440,494
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa2	2,990,688
	FGIC Insured
1,615	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	1,798,060
	Series 2015-I, 5.000%, 4/15/38 (WI/DD, Settling 8/31/15)
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,486,753
	Series 2008A, 6.875%, 6/01/42
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,137,529
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (4)	3,009,575
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,404,530
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 – NPFG	12/17 at 100.00	AA–	5,265,388
	Insured (Alternative Minimum Tax)
41,445	Total Michigan			40,305,656
	Minnesota – 2.0% (1.3% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	5,221,550
	Corporation, Series 2007, 5.250%, 5/01/37
13,490	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA (4)	14,119,713
	Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured
18,490	Total Minnesota			19,341,263
	Mississippi – 0.9% (0.5% of Total Investments)
8,170	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/15 at 100.00	BBB	8,217,631
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 3.0% (1.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Missouri, Mass	10/22 at 100.00	AA+	2,851,177
	Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	11,228,014
	CoxHealth, Series 2013A, 5.000%, 11/15/48
6,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/16 at 100.00	AA– (4)	6,120,780
	Project, Series 2006, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+ (4)	3,188,340
	Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured
5,130	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,350,539
27,085	Total Missouri			28,738,850
	Nebraska – 0.1% (0.1% of Total Investments)
700	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	755,594
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Nevada – 5.8% (3.7% of Total Investments)
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	No Opt. Call	AA–	4,028,520
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	27,110,981
	International Airport, Series 2010A, 5.250%, 7/01/42
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	11,450,700
4,170	5.000%, 6/01/39	12/24 at 100.00	AA+	4,681,826
5,380	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	5,640,661
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.894%,	7/17 at 100.00	AA+	3,057,600
	7/01/31 – BHAC Insured (IF) (5)
49,785	Total Nevada			55,970,288
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,527,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.1% (2.6% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,020,511
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/16 at 100.00	AA–	3,560,585
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,555,845
	University Hospital, Series 2007, 5.750%, 7/01/37
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA	5,006,025
	5.500%, 12/15/18 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,191,838
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	4,752,200
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	15,825,860
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	AA–	2,246,740
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	3,735,450
	Series 2007-1A, 4.750%, 6/01/34
67,255	Total New Jersey			38,895,054
	New York – 6.3% (4.1% of Total Investments)
745	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/16 at 100.00	N/R	746,974
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	8,889,090
	2011A, 5.250%, 2/15/47
2,565	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,689,762
	2/15/47 – FGIC Insured
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	4,814,000
	5.000%, 5/01/38
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	13,848,608
	4.500% 11/15/32 – AGM Insured (UB)
5,010	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C, 5.000%, 8/01/15	No Opt. Call	Aa2	5,010,000
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,977,280
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,578,650
	Fiscal 2013 Series I, 5.000%, 5/01/38
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,057,720
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,308,040
	Center Project, Series 2011, 5.750%, 11/15/51
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	3,091,596
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,757,175
	Series 2015A, 5.000%, 11/15/50
56,995	Total New York			60,768,895
	North Carolina – 1.8% (1.2% of Total Investments)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,833,661
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,627,657
	WakeMed, Series 2012A, 5.000%, 10/01/31
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,902,080
	Health System, Series 2009A, 5.000%, 6/01/42
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	4,241,692
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
16,405	Total North Carolina			17,605,090
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,728,168
	6.250%, 11/01/31
	Ohio – 6.6% (4.2% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,443,500
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	643,463
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,260	5.125%, 6/01/24	6/17 at 100.00	B–	4,377,582
6,360	5.875%, 6/01/30	6/17 at 100.00	B–	5,265,380
4,875	5.750%, 6/01/34	6/17 at 100.00	B–	3,891,908
4,290	6.000%, 6/01/42	6/17 at 100.00	B	3,471,940
14,830	5.875%, 6/01/47	6/17 at 100.00	B	11,930,883
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	9,842,879
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,755,397
	2011A, 6.000%, 11/15/41
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	11/15 at 100.00	A+	6,297,835
	5.000%, 5/01/30
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,013,813
	2013A-1, 5.000%, 2/15/48
69,345	Total Ohio			62,934,580
	Oklahoma – 0.1% (0.1% of Total Investments)
1,235	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	1,277,904
	5.000%, 2/15/42
30	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	32,030
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
1,265	Total Oklahoma			1,309,934
	Pennsylvania – 4.5% (2.9% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	1,393,713
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,597,719
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,485,594
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,385,390
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,201,496
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	2,836,465
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,788,696
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	1,883,160
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/15 at 100.00	N/R	569,663
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
12	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/15 at 100.00	N/R	12,103
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	2,176,100
	Revenue, Series 2011B, 5.000%, 12/01/41
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	1,728,758
	0.000%, 12/01/38
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,834,738
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	13,877,414
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
45,587	Total Pennsylvania			42,771,009
	Puerto Rico – 1.0% (0.6% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 –	1/16 at 100.00	AA–	588,244
	NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	AA–	1,255,084
	7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	CC	875,400
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	2,579,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Caa3	4,355,480
92,265	Total Puerto Rico			9,653,958
	South Carolina – 4.0% (2.6% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	14,020,913
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	7,614,088
2,250	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	No Opt. Call	AA	2,387,453
	System, Series 2006C, 5.000%, 1/01/21 – AGM Insured
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,356,700
	Improvement Series 2015A, 5.000%, 12/01/55
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,878,272
	5.500%, 12/01/54
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	5,379,168
	5.250%, 10/01/40
57,880	Total South Carolina			38,636,594
	Tennessee – 1.9% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,458,586
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,470	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA	2,784,258
	Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA (4)	888,210
	Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured
265	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	266,087
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,420,960
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	5,141,903
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
16,730	Total Tennessee			17,960,004
	Texas – 15.6% (9.9% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	5,140,100
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,883,625
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,147,580
	6.000%, 1/01/41
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,174,480
	5.000%, 11/01/42 (Alternative Minimum Tax)
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	167,669
	5.250%, 9/01/44
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien
	Series 2013B:
3,240	5.000%, 4/01/53	10/23 at 100.00	AA+	3,517,506
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	16,284,750
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,805,483
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45 (WI/DD, Settling 8/06/15)
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	9,509,850
	NPFG Insured
7,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 41.91	AA	1,378,188
	Senior Lien Series 2014A, 0.000%, 11/15/49 – AGM Insured
3,975	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA	3,972,218
	Series 2001A, 0.000%, 11/15/15 – NPFG Insured
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	Aa1	3,601,395
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,600	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A,	7/18 at 100.00	AA–	1,777,360
	5.500%, 7/01/39
5,500	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	5,887,530
	7/01/25 – NPFG Insured
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	1,135,512
	Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+	1,286,373
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
4,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	4,093,080
	Bonds, Refunding Series 2015A, 4.000%, 8/15/41
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
195	0.000%, 8/15/39	8/17 at 27.35	AAA	51,451
780	0.000%, 8/15/41	8/17 at 24.20	AAA	181,631
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
4,805	0.000%, 8/15/39 (Pre-refunded 8/15/17)	8/17 at 27.35	N/R (4)	1,288,124
19,020	0.000%, 8/15/41 (Pre-refunded 8/15/17)	8/17 at 24.20	N/R (4)	4,510,973
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	Baa1	2,211,440
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
6,285	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	6,929,464
	5.000%, 1/01/33
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series	2/17 at 100.00	Aaa	8,142,278
	2007, 5.000%, 2/15/32 (Pre-refunded 2/15/17)
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,086,923
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,261
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	6,085,513
	Health Resources, Series 2007B, 5.000%, 11/15/47
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	3,651,305
	(Pre-refunded 7/01/16)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	16,389,390
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,515,948
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,325,408
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB+	4,008,722
9,000	5.000%, 8/15/37	8/24 at 100.00	BBB+	9,769,320
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,828,040
	2002A, 0.000%, 8/15/25 – AMBAC Insured
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	BBB	2,995,092
	Project, Series 2011, 6.000%, 11/01/41
165,825	Total Texas			148,989,982
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,268,320
560	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/16 at 100.00	AA–	561,422
	(Alternative Minimum Tax)
275	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	1/16 at 100.00	AAA	275,509
	1/01/27 (Alternative Minimum Tax)
50	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	1/16 at 100.00	AA	50,076
	(Alternative Minimum Tax)
210	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/16 at 100.00	Aaa	210,609
	(Alternative Minimum Tax)
4,095	Total Utah			4,365,936
	Virginia – 5.2% (3.3% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,000,656
	System Obligated Group, Series 2013, 5.000%, 11/01/30
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	18,967,320
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	12,293,610
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
3,100	5.125%, 7/01/49	No Opt. Call	BBB–	3,334,329
7,150	5.000%, 7/01/52	No Opt. Call	BBB–	7,524,231
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
60	0.000%, 7/01/30	No Opt. Call	BBB–	29,593
5,755	0.000%, 7/01/35	No Opt. Call	BBB–	2,193,288
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,371,704
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
49,495	Total Virginia			49,714,731
	Washington – 3.2% (2.0% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	8,827,797
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,436,040
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,368,320
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	10,124,200
	Services, Series 2006A, 4.625%, 10/01/34 – NPFG Insured (UB) (5)
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	4,475,362
	1/01/33 (Pre-refunded 1/01/18)
32,300	Total Washington			30,231,719
	Wisconsin – 1.4% (0.9% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,755,300
	Inc., Series 2013A, 5.125%, 4/15/31
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,884,130
	Series 2012B, 5.000%, 2/15/40
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,128,789
	Healthcare System, Series 2006A, 5.250%, 8/15/23
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	5,846,200
	6.250%, 5/01/37
12,280	Total Wisconsin			13,614,419
$ 1,728,077	Total Municipal Bonds (cost $1,368,411,360)			1,498,792,912

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 221	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/19	N/R	$ 39,812
59	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/55	N/R	7,868
$ 280	Total Corporate Bonds (cost $25,102)				47,680
	Total Long-Term Investments (cost $1,368,436,462)				1,498,840,592
	Floating Rate Obligations – (2.9)%				(28,050,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (55.9)% (8)				(535,000,000)
	Other Assets Less Liabilities – 2.2%				21,478,803
	Net Assets Applicable to Common Shares – 100%				$ 957,269,395

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,498,792,912	$ —	$1,498,792,912
Corporate Bonds	—	—	47,680	47,680
Total	$ —	$1,498,792,912	$47,680	$1,498,840,592

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $1,340,892,160.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$146,329,970
Depreciation	(16,427,669)
Net unrealized appreciation (depreciation) of investments	$129,902,301

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015